Airport taxes and fees	12 Months Ended
Dec. 31, 2024
Airport taxes and fees abstract [Abstract]
Airport taxes and fees	AIRPORT TAXES AND FEES
25.1Accounting policies
The amounts payable in airport taxes and fees are initially recognized at fair value and subsequently increased, when applicable, by the corresponding charges and monetary and exchange variations.
25.2Breakdown of airport taxes and fees

	December 31,
Description	2024	2023

Tax transaction (a)	916,690	—
Airport fees	212,125	1,490,514
Boarding tax	231,913	248,689
Others	16,691	20,880

	1,377,419	1,760,083

Current	584,739	588,404
Non-current	792,680	1,171,679